Borrowings - Amendments to Revolving Facility (Details) - The Revolving Facility - Amendment to Credit Facility	May 26, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Increase in borrowing capacity	$ 50,000,000.0
Increase in stated rate (as a percent)	2.00%